Lease deposits liability - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Aircraft	Dec. 31, 2013 Aircraft	Dec. 31, 2012
Leases Disclosure [Line Items]
Lessee security deposits	$ 82,677,000	$ 44,943,000
Cash security received	70,200,000	42,500,000
Number of aircraft leased	66	49
Amount received from lessees	12,500,000	2,400,000
Securities held on lease obligations	83,261,000	94,043,000	231,676,000
Letter of Credit [Member]
Leases Disclosure [Line Items]
Securities held on lease obligations	$ 145,700,000	$ 116,700,000